Note 4 - Revenue and Other Income - Other Income (Details) - USD ($) $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Proceeds allocated to divestment of IP				$ 7,800
Cost of technology license obtained from
Otello Corporation ASA				2,000
Book value of associated capitalized development costs				256
Legal fees related to the divestment process				84
Total				$ 5,460